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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

April 30, 1999


Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549


Re:  T. Rowe Price No-Load Deferred Variable Annuity
     T. Rowe Price No-Load Immediate Variable Annuity
     File Nos.:  33-83238 and 811-8724


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the T. Rowe Price No-Load Deferred Variable Annuity and T. Rowe Price No-Load Immediate Variable Annuity Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 9 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 10 to the Registration Statement filed under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 23, 1999.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3226.

Very truly yours,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company